CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (14,385)	$ (10,089)	$ (22,599)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,288	1,052
Depreciation	561	721
Increase (decrease) in severance pay, net	15	(14)
Loss (gain) from property and equipment disposal	(148)	52
Exchange rate differences on short-term and long-term operating lease liability	168
Decrease (increase) in interest receivables from short-term bank deposits	60	(27)
Decrease (increase) in other accounts receivable and prepaid expenses	231	(558)
Decrease (increase) in long-term prepaid expenses	11	(26)
Increase (decrease) in trade payables and other accounts payable and accrued expenses	(3,950)	1,040
Decrease in deferred participation in R&D expenses	(265)
Net cash used in operating activities	(16,414)	(7,849)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	29,603	10,900
Investment in short-term bank deposits	(21,200)	(39,106)
Purchase of property and equipment	(29)	(128)
Proceeds from sales of property and equipment	284	2
Net cash provided by (used in) investing activities	8,658	(28,332)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares and warrants, net	7,123	20,055
Proceeds from exercise of options	396	545
Net cash provided by financing activities	7,519	20,600
Increase (decrease) in cash, cash equivalents and restricted cash	(237)	(15,581)
Cash, cash equivalents and restricted cash at the beginning of the period	6,466	26,520	26,520
Cash, cash equivalents and restricted cash at the end of the period	6,229	10,939	$ 6,466
Supplemental disclosure of non-cash investing and financing activities:
Changes in receivables from foreign currency derivative contracts		(17)
Purchase of property and equipment	64
Proceeds from issuance of ordinary shares and warrants, net	130	296
Right-of-use assets obtained in exchange for new operating lease liability	5,049
Cash payments for operating leases	$ 784